Financial Assets and Liabilities - Breakdown of Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Non-current financial assets	€ 8,167	€ 9,765	€ 10,405
Current financial assets	2,154	2,954
Investments
Disclosure of financial assets [line items]
Non-current financial assets	650	825	1,289
Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	1,822	1,770	2,512
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	2,625	1,938	1,425
Current financial assets	125	450
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,812	5,048	5,315
Current financial assets	845	1,872
Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(138)	(154)	€ (507)
Current financial assets	877	205
Telefonica, S.A.
Disclosure of financial assets [line items]
Non-current financial assets	7,771	9,427
Current financial assets	7,346	6,690
Total	15,117	16,117
Non-current financial assets, fair value	7,771	9,427
Current financial assets, fair value	7,346	6,690
Financial assets, fair value	15,117	16,117
Telefonica, S.A. | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	822	864
Current financial assets	105	483
Total	927	1,347
Telefonica, S.A. | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	3,339	5,766
Current financial assets	915	1,806
Total	4,254	7,572
Telefonica, S.A. | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	18	21
Current financial assets	0	0
Total	18	21
Telefonica, S.A. | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	1,074	1,716
Current financial assets	163	883
Total	1,237	2,599
Telefonica, S.A. | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	250	270
Current financial assets	60	118
Total	310	388
Telefonica, S.A. | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	1,117	1,333
Current financial assets	66	115
Total	1,183	1,448
Telefonica, S.A. | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	1,738	3,332
Current financial assets	731	1,173
Total	2,469	4,505
Telefonica, S.A. | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	169	39
Total	169	39
Telefonica, S.A. | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	3,592	2,776
Current financial assets	6,157	4,362
Total	9,749	7,138
Telefonica, S.A. | Investments
Disclosure of financial assets [line items]
Non-current financial assets	650	825
Current financial assets	2,154	2,954
Non-current financial assets, fair value	650	825
Current financial assets, fair value	2,154	2,954
Telefonica, S.A. | Investments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	567	620
Current financial assets	105	483
Telefonica, S.A. | Investments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	83	205
Current financial assets	915	1,806
Telefonica, S.A. | Investments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Investments | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	163	883
Telefonica, S.A. | Investments | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	60	118
Telefonica, S.A. | Investments | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	650	825
Current financial assets	66	115
Telefonica, S.A. | Investments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	731	1,173
Telefonica, S.A. | Investments | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	169	39
Telefonica, S.A. | Investments | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	965	626
Telefonica, S.A. | Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	1,822	1,770
Non-current financial assets, fair value	1,684	1,616
Telefonica, S.A. | Long-term credits | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	86	76
Telefonica, S.A. | Long-term credits | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	613	681
Telefonica, S.A. | Long-term credits | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	18	21
Telefonica, S.A. | Long-term credits | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	250	270
Telefonica, S.A. | Long-term credits | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	467	508
Telefonica, S.A. | Long-term credits | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	1,105	992
Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	2,625	1,938
Non-current financial assets, fair value	2,625	1,938
Telefonica, S.A. | Deposits and guarantees | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	2,625	1,938
Telefonica, S.A. | Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,812	5,048
Non-current financial assets, fair value	2,812	5,048
Telefonica, S.A. | Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	169	168
Telefonica, S.A. | Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	2,643	4,880
Telefonica, S.A. | Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	1,074	1,716
Telefonica, S.A. | Derivative instruments | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	1,738	3,332
Telefonica, S.A. | Derivative instruments | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(138)	(154)
Non-current financial assets, fair value	0	0
Telefonica, S.A. | Impairment losses | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Impairment losses | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Impairment losses | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Impairment losses | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Impairment losses | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Impairment losses | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Impairment losses | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Impairment losses | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Impairment losses | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	(138)	(154)
Telefonica, S.A. | Cash and cash equivalents
Disclosure of financial assets [line items]
Current financial assets	5,192	3,736
Current financial assets, fair value	5,192	3,736
Telefonica, S.A. | Cash and cash equivalents | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Available- for-sale
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Hedges
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Current financial assets	€ 5,192	€ 3,736